COMPANY BACKGROUND - Initial Public Offering (Details) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended	6 Months Ended	12 Months Ended
	Mar. 19, 2021	Mar. 17, 2021	Mar. 16, 2021	May 31, 2021	Jun. 30, 2021	Dec. 31, 2018
Shares issued						1,416,645
Offering expenses					$ 8,669
SCA Horus Holdings, LLC
Shares issued				7,250,000
Share price				$ 34.50
IPO
Shares issued	10,454,545		9,090,909	8,337,500
Share price			$ 24.00		$ 24.00
Offering expenses				$ 640
Proceeds from issuance of common stock	$ 225,006
Underwriters option
Shares issued		1,363,636		1,087,500
Private placement | SCA Horus Holdings, LLC | P A R Investment Partners, L.P
Shares issued					2,216,312
Aggregate purchase price					$ 50,000
Share price percentage of I P O share price					94.00%
Private placement | SCA Horus Holdings, LLC | Certain funds or accounts managed by an investment adviser subsidiary of Blackrock, Inc
Shares issued					2,216,308
Aggregate purchase price					$ 50,000
Share price percentage of I P O share price					94.00%